Property and Equipment (Details) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,118,123	$ 21,403,385	$ 9,828,411
Less: accumulated depreciation and amortization	(4,759,735)	(3,643,447)	(1,818,847)
Property and equipment, net	17,358,388	17,759,938	8,009,564
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,840,204	10,936,364	6,847,970
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,927,614	9,889,521	2,756,291
Computer software and hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross	409,684	402,075	$ 224,150
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 940,621	$ 175,425